Loans Held for Sale and Loan Servicing	12 Months Ended
Dec. 31, 2011
Loans Held for Sale and Loan Servicing [Abstract]
Transfers and Servicing of Financial Assets [Text Block]
Loans Held for Sale and Loan Servicing

At December 31, 2011 and 2010, Loans held for sale consisted of conventional residential mortgages and commercial real estate mortgages originated for subsequent sale. At December 31, 2011 and 2010, the estimated fair value of these loans was in excess of their carrying value, and therefore no valuation reserve was necessary for loans held for sale.

Commercial and mortgage loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balances of commercial and mortgage loans serviced for others were $208.1 million and $166.0 million at December 31, 2011 and 2010, respectively. Loans sold during 2011 consisted of $293 thousand in qualifying small business loans and $80.1 million in residential loans, resulting in total loans sold of $80.4 million. The net gains realized in 2011 on the sale of those loans amounted to $21 thousand and $1.5 million, respectively. Loans sold in 2010 totaled $52.7 million and consisted of $1.1 million in qualifying small business loans, $294 thousand in credit card loans and $51.3 million in residential loans, resulting in net gains of $64 thousand, $10 thousand and $662 thousand, respectively. There were no guarantees to repurchase loans for any amount at December 31, 2011, but there were contractual risk sharing commitments on certain sold loans totaling $92 thousand as of such date.

The Company generally retains the servicing rights on loans sold. At December 31, 2011 and 2010, the unamortized balance of servicing rights on loans sold with servicing retained was $818 thousand and $650 thousand, respectively, and is included in Other assets. The estimated fair value of these servicing rights was in excess of their carrying value at both December 31, 2011 and 2010, and therefore no impairment reserve was necessary. Loan servicing rights of $481 thousand and $383 thousand were capitalized in 2011 and 2010, respectively. Amortization of servicing rights was $312 thousand and $263 thousand for 2011 and 2010, respectively.